UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21893
Nuveen Global Government Enhanced Income Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    3/31/2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Global Government Enhanced Income Fund (JGG)
March 31, 2009

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Foreign Corporate Bonds and Sovereign Debt – 17.6% (3)

	Brazil – 3.8%

13,780 BRL	Federative Republic of Brazil	12.500%	1/05/16	BB+	$6,267,012

	Canada – 2.4%

5,000 CAD	Inter-American Development Bank	3.400%	7/21/10	AAA	4,019,273

	Colombia – 1.8%

7,355,000 COP	Republic of Colombia	11.750%	3/01/10	BB+	2,995,173

	France – 2.4%

4,000 USD	Societe Financement de l’Economie Francaise	2.000%	2/25/11	AAA	4,016,068

	Greece – 3.7%

5,700 EUR	Hellenic Republic	4.600%	9/20/40	A	6,047,102

	Turkey – 3.5%

5,200 USD	Republic of Turkey, Government Bond	9.500%	1/15/14	BB-	5,720,000

	Total Sovereign Debt (cost $31,098,241)				29,064,628

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. Government and Agency Obligations – 16.0%

$10,250	U.S. Treasury Bonds (4)	9.000%	11/15/18	AAA	$15,537,565
17,200	U.S. Treasury Securities, STRIPS (P/O) (4)	0.000%	11/15/21	AAA	10,891,470

$27,450	Total U.S. Government and Agency Obligations (cost $24,572,868)				26,429,035

Principal
Amount (000) (9)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Short-Term Investments – 67.9% (5)

	Foreign Corporate Bonds – 1.0%

2,000 CAD	Landwirtschaftliche Rentenbank	4.250%	9/01/09	AAA	1,606,044

	Total Foreign Corporate Bonds				1,606,044

	U.S. Government and Agency Obligations – 63.0%

$8,000	Federal Home Loan Banks, Discount Notes	0.000%	4/02/09	AAA	$7,999,378
1,000	Federal Home Loan Banks, Discount Notes	0.000%	4/08/09	AAA	999,942
16,000	Federal Home Loan Banks, Discount Notes	0.000%	4/13/09	AAA	15,998,187
4,000	Federal Home Loan Banks, Discount Notes	0.000%	4/15/09	AAA	3,999,471
3,000	Federal Home Loan Banks, Discount Notes	0.000%	4/20/09	AAA	2,999,609
5,000	Federal Home Loan Banks, Discount Notes	0.000%	4/27/09	AAA	4,999,133
8,475	Federal Home Loan Banks, Discount Notes	0.000%	5/04/09	AAA	8,472,599
4,500	Federal Home Loan Banks, Discount Notes	0.000%	5/06/09	AAA	4,498,294
6,000	Federal Home Loan Banks, Discount Notes	0.000%	5/08/09	AAA	5,999,106
3,000	Federal Home Loan Banks, Discount Notes	0.000%	5/15/09	AAA	2,999,469
4,000	Federal Home Loan Banks, Discount Notes	0.000%	5/18/09	AAA	3,999,244
7,000	Federal Home Loan Banks, Discount Notes	0.000%	5/26/09	AAA	6,998,446
5,000	Federal Home Loan Banks, Discount Notes	0.000%	6/01/09	AAA	4,998,600
6,000	Federal Home Loan Banks, Discount Notes	0.000%	6/02/09	AAA	5,998,296
3,000	Federal Home Loan Banks, Discount Notes	0.000%	6/12/09	AAA	2,999,010
5,000	Federal Home Loan Banks, Discount Notes	0.000%	6/18/09	AAA	4,998,210
1,000	Federal Home Loan Banks, Discount Notes	0.000%	7/14/09	AAA	999,466
3,000	Federal Home Loan Banks, Discount Notes	0.000%	8/26/09	AAA	2,996,754
1,000	Federal Home Loan Banks, Discount Notes	0.000%	8/27/09	AAA	998,911
6,000	Federal Home Loan Banks, Discount Notes	0.000%	9/14/09	AAA	5,992,116
2,000	Federal Home Loan Banks, Discount Notes	0.000%	9/23/09	AAA	1,997,230
2,000	Federal National Mortgage Association	0.000%	8/03/09	AAA	1,998,174

103,975	Total U.S. Government and Agency Obligations				103,939,645

	Repurchase Agreements – 3.9%

$6,465	Repurchase Agreement with State Street Bank, dated 3/31/09, repurchase price $6,465,511, collateralized by $6,605,000 U.S. Treasury Bills, 0.000%, due 8/27/09, value $6,597,074	0.100%	4/01/09	N/A	6,465,493

	Total Short-Term Investments (cost $111,951,115)				112,011,182

		Put	Call
		Notional	Notional	Expiration	Strike
Type	Counterparty	Amount	Amount (6)	Date	Price	Value

	Put Options – 0.0% (0.0% of Total Investments)

Currency Option	Goldman Sachs	5,000,000 USD	60,000,000 MXN	6/12/09	12.000 MXN	$72,995

	Total Put Options (cost $139,399)					72,995

	Total Investments (cost $167,761,623) – 101.5%					167,577,840

		Put	Call
		Notional	Notional	Expiration	Strike
Type	Counterparty	Amount (7)	Amount	Date	Price	Value

	Call Options Written – (0.1)%

Currency Option	Goldman Sachs	(102,800,000,000) MXN	(5,000,000) USD	6/12/09	20.560 MXN	$(129,015)

	Total Call Options Written (premiums received $139,399)					(129,015)

			Pay/Receive
		Floating Rate	Floating	Expiration	Notional
Description	Counterparty	Index	Rate	Date	Amount	Premium	Value

	Call Swaptions Written – (0.1)%

OTC-10-Year Interest Rate Swap	Goldman Sachs	3-Month USD-LIBOR	TBD	4/30/09	(16,500,000) USD	(216,150) USD	$(216,150)

	Total Call Swaptions Written (premiums received $216,150)						(216,150)

			Pay/Receive
		Floating Rate	Floating	Expiration	Notional
Description	Counterparty	Index	Rate	Date	Amount	Premium	Value

	Put Swaptions Written – (0.1)%

OTC-10-Year Interest Rate Swap	Goldman Sachs	3-Month USD-LIBOR	TBD	4/30/09	(16,500,000) USD	(216,150) USD	$(216,150)

	Total Put Swaptions Written (premiums received $216,150)						(216,150)

	Other Assets Less Liabilities – (1.2)%						(1,934,208)

	Net Assets – 100%						$165,082,317

Investments in Derivatives
Forward Foreign Currency Exchange Contracts outstanding at March 31, 2009:

					Unrealized
Currency					Appreciation
Contracts to	Amount	In Exchange	Amount	Settlement	(Depreciation)
Deliver	(Local Currency)	For Currency	(Local Currency)	Date	(U.S. Dollars)

Brazilian Real	14,331,250	U.S. Dollar	6,093,685	4/02/09	$(84,244)
Canadian Dollar	2,040,120	U.S. Dollar	1,656,210	4/30/09	38,021
Canadian Dollar	2,031,995	U.S. Dollar	1,594,096	9/01/09	(21,102)
Canadian Dollar	5,166,583	U.S. Dollar	4,029,153	7/21/10	(95,833)
Colombian Peso	13,937,850,000	U.S. Dollar	5,628,044	4/06/09	143,373
Colombian Peso	3,466,504,500	U.S. Dollar	1,347,000	5/04/09	(10,976)
Colombian Peso	4,708,340,000	U.S. Dollar	1,820,000	5/04/09	(24,455)
Czech Koruna	135,216,000	U.S. Dollar	6,000,000	4/17/09	(562,512)
Euro	4,629,931	U.S. Dollar	6,087,850	4/30/09	(63,071)
New Taiwan Dollar	206,468,750	U.S. Dollar	6,250,000	4/08/09	160,116
New Zealand Dollar	12,000,000	U.S. Dollar	5,947,200	4/06/09	(896,908)
Polish Zloty	22,648,454	U.S. Dollar	6,056,870	4/17/09	(449,139)
Singapore Dollar	8,843,700	U.S. Dollar	5,773,969	6/23/09	(35,510)
U.S. Dollar	6,026,851	Brazilian Real	14,331,250	4/02/09	151,077
U.S. Dollar	1,906,124	Colombian Peso	4,731,000,000	4/06/09	(44,433)
U.S. Dollar	3,170,436	Colombian Peso	7,850,000,000	4/06/09	(81,390)
U.S. Dollar	537,366	Colombian Peso	1,356,850,000	4/06/09	(3,434)
U.S. Dollar	6,140,040	New Zealand Dollar	12,000,000	4/06/09	704,068
U.S. Dollar	6,129,033	New Taiwan Dollar	206,468,750	4/08/09	(39,150)
U.S. Dollar	6,300,000	Turkish Lira	10,476,900	4/08/09	(10,720)
U.S. Dollar	6,051,449	Czech Koruna	135,216,000	4/17/09	511,063
U.S. Dollar	3,187,500	Mexican Peso	46,966,219	4/20/09	116,933
U.S. Dollar	3,187,500	Mexican Peso	46,963,031	4/20/09	116,709
U.S. Dollar	6,000,000	South African Rand	59,923,512	4/20/09	297,964
U.S. Dollar	6,291,450	Australian Dollar	9,000,000	4/27/09	(44,979)
U.S. Dollar	1,700,000	Chilean Peso	980,900,000	4/27/09	(19,090)
U.S. Dollar	1,400,000	Chilean Peso	807,100,000	4/27/09	(16,921)
U.S. Dollar	3,178,000	Chilean Peso	1,825,761,000	4/27/09	(49,303)
U.S. Dollar	5,858,501	Singapore Dollar	8,843,700	6/23/09	(49,022)

					$(362,868)

Interest Rate Swaps outstanding at March 31, 2009:

								Unrealized
		Fund			Fixed Rate			Appreciation
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment		Termination	(Depreciation)
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency		Date	(U.S. Dollars)

Barclays Bank PLC	107,000,000 NOK	Pay	6-Month NIBOR	4.400%	Annually		12/23/18	$116,299
Barclays Bank PLC	11,620,000 EUR	Pay	6-Month EURIBOR	3.500	Annually		2/25/19	166,896
Citigroup Inc.	26,090,000 BRL	Pay	12-Month BRAZIBOR	10.660	1/04/12	(8)	1/02/12	(13,189)
Citigroup Inc.	130,000,000 CZK	Receive	6-Month PRIBOR	3.550	Annually		3/25/19	44,114
Citigroup Inc.	9,427,664 USD	Receive	3-Month LIBOR-BBA	0.000	N/A		11/15/21	(2,256,743)
Credit Suisse	134,300,000 SEK	Pay	3-Month STIBOR	3.080	Annually		3/12/19	(174,846)
Deutsche Bank AG	58,100,000 ILS	Pay	3-Month TELBOR	4.660	Annually		12/24/18	192,310
Goldman Sachs	563,000,000 MXN	Pay	28-Day MXN-TIIE	7.090	28-Day		2/08/11	426,886
Goldman Sachs	9,900,000 GBP	Pay	6-Month LIBOR-BBA	3.605	Semi-Annually		12/19/18	(11,316)
Goldman Sachs	70,000,000 ZAR	Receive	3-Month JIBAR	8.600	Quarterly		3/11/19	(29,672)
JPMorgan	35,000,000 PLN	Receive	6-Month WIBOR	4.930	Annually		3/17/14	109,812
Morgan Stanley	26,090,000 BRL	Pay	12-Month BRAZIBOR	10.520	1/04/12	(8)	1/02/12	(42,216)
RBC	17,000,000 CAD	Pay	3-Month CAD-BA-CDOR	4.243	Semi-Annually		5/07/18	2,291,086

								$819,421

Futures Contracts outstanding at March 31, 2009:

					Unrealized
				Value at	Appreciation
	Contract	Number of	Contract	March 31, 2009	(Depreciation)
Type	Position	Contracts	Expiration	(U.S. Dollars)	(U.S. Dollars)

U.S. 2-Year Treasury Note	Long	40	6/09	$ 8,715,625	$ 45,302
U.S. 10-Year Treasury Note	Long	40	6/09	4,963,125	108,005
U.S. 30-Year Treasury Note	Long	30	6/09	3,891,094	110,535

					$263,842

Fair Value Measurements
During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:
Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the Fund’s fair value measurements as of March 31, 2009:

	Level 1	Level 2	Level 3	Total

Investments	$22,003,058	$145,574,782	$—	$167,577,840
Derivatives*	263,842	456,553	—	720,395
Options and swaptions written	—	(561,315)	—	(561,315)

Total	$22,266,900	$145,470,020	$—	$167,736,920

* Represents net unrealized appreciation (depreciation). Derivatives may include outstanding futures, forward and swap contracts.
Derivative Instruments and Hedging Activities
During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 161 (SFAS No. 161) “Disclosures about Derivative Instruments and Hedging Activities”. This standard is intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to better understand: a) how and why a fund uses derivative instruments; b) how derivative instruments are accounted for; and c) how derivative instruments affect a fund’s financial position, results of operations and cash flows, if any. The Fund records derivative instruments at fair value with changes in fair value recognized in the Statement of Operations. Even though the Fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for SFAS No. 161 disclosure purposes.
The table below presents the fair value of all derivative instruments held by the Fund as of March 31, 2009, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk	Instrument	Location	Fair Value	Location	Fair Value

Interest Rate	Swaps	Unrealized appreciation on interest rate swaps	$3,347,403	Unrealized depreciation on interest rate swaps	$2,527,982

Interest Rate	Futures	Receivable for variation margin on futures contracts*	263,842	—	—

Interest Rate	Swaptions	—	—	Call swaptions written, at value	216,150

Interest Rate	Swaptions	—	—	Put swaptions written, at value	216,150

Foreign currency exchange rate	Forwards	Unrealized appreciation on forward foreign currency exchange contracts	2,239,324	Unrealized depreciation on forward foreign currency exchange contracts	2,602,192

Foreign currency exchange rate	Options	Investments, at value	72,995	Call options written, at value	129,015

Total			$5,923,564		$5,691,489

*	Represents appreciation(depreciation) of futures contracts as reported in the Portfolio of Investments and not the current day’s variation margin presented in the Statement of Assets and Liabilities.
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the amortization of premium, recognition of unrealized gain or loss for tax (mark-to-market) for certain foreign currency contracts, and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
At March 31, 2009, the cost of investments (excluding call options written, call swaptions written and put swaptions written) was $167,980,578.
Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2009, were as follows:

Gross unrealized:
Appreciation	$2,040,657
Depreciation	(2,443,395)

Net unrealized appreciation (depreciation) of investments	$(402,738)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)
Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(3)	Additional Sovereign Debt exposure is obtained from investments in interest rate swap transactions that reference the global government bond markets.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(5)	Substantially all of the Fund’s Short-Term Investments may be used as collateral for investments in derivatives.

(6)	Call Notional Amount is calculated by multiplying the Put Notional Amount by the Strike Price.

(7)	Put Notional Amount is calculated by multiplying the Call Notional Amount by the Strike Price.

(8)	Fixed Rate Payment due two business days after contract termination.

(9)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

N/A	Not applicable.

P/O	Principal only security.

OTC	Over-The-Counter market transaction.

TBD	To be determined. The payer of the floating rate will be determined once the swaption has been exercised.

BRL	Brazilian Real

CAD	Canadian Dollar

COP	Colombian Peso

CZK	Czech Koruna

EUR	Euro

GBP	British Pound

ILS	Israeli Shekel

MXN	Mexican Peso

NOK	Norwegian Krone

PLN	Polish Zloty

SEK	Swedish Krona

USD	United States Dollar

ZAR	South African Rand

BRAZIBOR	Brazil Inter-Bank Offered Rate

CAD-BA-CDOR	Canadian Bankers Acceptance Dealer Offered Rate

EURIBOR	Euro Inter-Bank Offered Rate

JIBAR	Johannesburg Inter-Bank Agreed Rate

LIBOR-BBA	London Inter-Bank Offered Rate-British Bankers’ Association

MXN-TIIE	Mexican Peso Inter-Bank Equilibrium Interest Rate

NIBOR	Norwegian Inter-Bank Offered Rate

PRIBOR	Prague Inter-Bank Offered Rate

STIBOR	Stockholm Inter-Bank Offered Rate

TELBOR	Tel-Aviv Inter-Bank Offered Rate

WIBOR	Warsaw Inter-Bank Offered Rate

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Nuveen Global Government Enhanced Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 29, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 29, 2009

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 29, 2009